ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 14.9%
	APPAREL & TEXTILE PRODUCTS - 0.6%
5,283	NIKE, Inc., Class B	$ 399,765

	BEVERAGES - 0.4%
2,066	PepsiCo, Inc.	314,155

	BIOTECH & PHARMA - 0.2%
4,114	Moderna, Inc.(a)	171,060

	E-COMMERCE DISCRETIONARY - 0.1%
460	Amazon.com, Inc.(a)	100,919

	ENTERTAINMENT CONTENT - 0.9%
6,176	Walt Disney Company	687,698

	HEALTH CARE FACILITIES & SERVICES - 0.1%
212	Humana, Inc.	53,787

	INTERNET MEDIA & SERVICES - 0.3%
1,130	Alphabet, Inc., Class C	215,197

	MORTGAGE FINANCE - 10.6%
416,300	AGNC Investment Corporation	3,834,123
226,713	Annaly Capital Management, Inc.	4,148,848
		7,982,971
	RETAIL - CONSUMER STAPLES - 0.1%
775	Target Corporation	104,765

	SEMICONDUCTORS - 1.1%
3,013	Advanced Micro Devices, Inc.(a)	363,940
15,000	Intel Corporation	300,750
1,334	NVIDIA Corporation	179,143
		843,833

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares					Fair Value
	COMMON STOCKS — 14.9% (Continued)
	SOFTWARE - 0.5%
3,280	Shopify, Inc., Class A(a)				$ 348,762

	TOTAL COMMON STOCKS (Cost $16,939,548)				11,222,912

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 59.6%
	ASSET MANAGEMENT — 4.1%
3,000,000	Charles Schwab Corporation(b)	SOFRRATE + 2.500%	5.8530	05/19/34	3,092,231

	BANKING — 30.2%
2,400,000	Bank of America Corporation(b)	H15T5Y + 1.200%	2.4820	09/21/36	1,959,938
4,600,000	Bank of America Corporation(b)	H15T5Y + 2.000%	3.8460	03/08/37	4,078,308
1,250,000	Citigroup, Inc.		6.6250	06/15/32	1,337,089
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 2.661%	6.1740	05/25/34	1,019,982
3,000,000	Citigroup, Inc.		6.1250	08/25/36	3,061,571
100,000	JPMorgan Chase & Company		4.2500	10/01/27	99,284
5,900,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.580%	5.7170	09/14/33	6,029,525
3,500,000	US Bancorp Series BB(b)	SOFRRATE + 2.110%	4.9670	07/22/33	3,354,816
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,910,732
					22,851,245
	INSTITUTIONAL FINANCIAL SERVICES — 11.4%
1,750,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	1,882,689
6,900,000	Morgan Stanley Series F(b)	SOFRRATE + 2.620%	5.2970	04/20/37	6,711,754
					8,594,443
	SPECIALTY FINANCE — 13.9%
4,000,000	American Express Company(b)	SOFRRATE + 2.255%	4.9890	05/26/33	3,904,537
6,725,000	Capital One Financial Corporation(b)	SOFRRATE + 2.370%	5.2680	05/10/33	6,553,983
					10,458,520
	TOTAL CORPORATE BONDS (Cost $45,807,020)				44,996,439

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 110.3%
	AGENCY FIXED RATE — 105.9%
1,736,389	Fannie Mae Pool(d)	5.5000	11/01/52	$ 1,722,905
4,430,858	Fannie Mae Pool(d)	6.0000	05/01/54	4,456,374
759,553	Ginnie Mae I Pool	4.0000	01/15/46	726,549
2,291,695	Ginnie Mae I Pool(d)	6.0000	06/15/53	2,424,985
1,128,740	Ginnie Mae II Pool(d)	4.0000	09/20/47	1,035,952
987,760	Ginnie Mae II Pool	4.5000	02/20/48	936,500
4,654,456	Ginnie Mae II Pool(d)	2.5000	03/20/51	3,902,261
617,864	Ginnie Mae II Pool(d)	3.0000	07/20/51	530,975
2,665,243	Ginnie Mae II Pool(d)	3.0000	07/20/51	2,290,359
3,721,279	Ginnie Mae II Pool(d)	3.0000	09/20/51	3,164,507
986,451	Ginnie Mae II Pool(d)	2.0000	03/20/52	745,899
1,808,002	Ginnie Mae II Pool	3.0000	03/20/52	1,568,235
7,158,271	Ginnie Mae II Pool(d)	5.5000	10/20/52	7,405,248
1,097,234	Ginnie Mae II Pool(d)	6.0000	01/20/53	1,170,965
1,324,911	Ginnie Mae II Pool(d)	5.5000	02/20/53	1,370,292
1,610,907	Ginnie Mae II Pool(d)	6.0000	03/20/53	1,717,880
5,050,540	Ginnie Mae II Pool	6.5000	03/20/53	5,509,133
2,594,957	Ginnie Mae II Pool(d)	6.5000	03/20/53	2,826,848
1,748,358	Ginnie Mae II Pool(d)	5.5000	04/20/53	1,808,248
1,077,020	Ginnie Mae II Pool(d)	5.5000	04/20/53	1,113,913
1,209,101	Ginnie Mae II Pool(d)	6.0000	04/20/53	1,289,395
1,691,380	Ginnie Mae II Pool(d)	5.5000	06/20/53	1,749,725
2,620,611	Ginnie Mae II Pool(d)	5.5000	06/20/53	2,711,034
1,005,259	Ginnie Mae II Pool(d)	5.5000	06/20/53	1,039,694
1,173,825	Ginnie Mae II Pool(d)	6.0000	06/20/53	1,251,778
9,787,079	Ginnie Mae II Pool(d)	6.0000	06/20/53	10,444,716
1,093,770	Ginnie Mae II Pool	6.5000	06/20/53	1,191,522
442,245	Ginnie Mae II Pool	5.0000	07/20/53	445,496
1,057,060	Ginnie Mae II Pool(d)	5.5000	07/20/53	1,093,269
1,094,275	Ginnie Mae II Pool(d)	5.5000	07/20/53	1,132,033
999,448	Ginnie Mae II Pool	6.5000	09/20/53	1,088,775
4,926,964	Ginnie Mae II Pool(d)	5.5000	11/20/53	4,890,645
997,122	Ginnie Mae II Pool(d)	6.0000	11/20/53	1,063,342
132,549	Ginnie Mae II Pool	4.5000	02/20/54	129,595

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 110.3% (Continued)
	AGENCY FIXED RATE — 105.9% (Continued)
1,019,837	Ginnie Mae II Pool	6.0000	09/20/54	$ 1,087,412
2,984,763	Ginnie Mae II Pool(d)	5.5000	10/20/54	2,962,324
				79,998,783
	AGENCY MBS OTHER — 4.4%
1,656,620	Ginnie Mae II Pool(d)	5.0000	05/20/53	1,668,798
1,585,114	Ginnie Mae II Pool(d)	5.5000	05/20/53	1,639,806
				3,308,604
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $82,660,285)			83,307,387

	TOTAL INVESTMENTS - 184.8% (Cost $145,406,853)			$ 139,526,738
	LIABILITIES IN EXCESS OF OTHER ASSETS - (84.8)%			(64,038,348)
	NET ASSETS - 100.0%			$ 75,488,390

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation
17	Micro E-mini S&P 500 Futures	03/24/2025	$ 504,539	$ 641
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation
115	CBOT 10 Year US Treasury Note	03/21/2025	$ 12,506,250	$ 244,453
	TOTAL FUTURES CONTRACTS

REVERSE REPURCHASE AGREEMENTS

Principal Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$ (1,880,000)	INTL FCStone	12/30/2024	4.8500	1/2/2025	$ (1,880,000)
(27,610,000)	INTL FCStone	12/26/2024	5.0000	1/2/2025	(27,610,000)
(36,243,000)	South Street	12/6/2024	4.7600	1/8/2025	(36,243,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $65,773,000)					$ (65,733,000)

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2024. Bond converts to floating rate in the final year of the bond.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	This security has been pledged as collateral for securities sold under agreements to repurchase of $70,624,169.